ACQUISITION (Schedule of Purchase Price Allocation Based on Fair Values of Acquired Assets and Liabilities) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 20, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Intangible assets:
Brand		¥ 5,920
Students population		1,438
Goodwill		73,166	¥ 73,166	$ 10,642
Bay State College [Member]
ACQUISITIONS [Line Items]
Cash and cash equivalents		15,231
Prepaid and other current assets		3,921
Property and equipment		9,096
Intangible assets:
Brand	¥ 5,920	5,920
Students population	¥ 1,438	1,438
Goodwill		5,212
Other non-current assets		745
Total assets		41,563
Deferred revenue		(3,685)
Accounts payable		(1,555)
Accrued and other liabilities		(9,004)
Income tax payable		20
Other non-current liabilities		(3,143)
Deferred tax assets, net of deferred tax liabilities		(1,366)
Total		¥ 22,830
Amortization Period (in years)	3 years 3 months 18 days	3 years 3 months 18 days
Acquired Indefinite Lived Intangible Assets Weighted Average Useful Life Description		Indefinite